Income Taxes - Components of Income Tax Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 0	$ 0
State	0	0
Foreign	174	0
Current income tax expense	174	0
Deferred benefit (expense):
Federal	3,050	(18,565)
State	355	(2,162)
Foreign	(3,161)	3,160
Deferred benefit (expense), gross	244	(17,567)
Valuation allowance	(244)	17,567
Deferred benefit (expense)	$ 0	$ 0